Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Valpey-Fisher [Member]	Dec. 31, 2012 D & R Acquisition [Member]	Dec. 31, 2012 Estimated Fair Values [Member]	Dec. 31, 2011 Estimated Fair Values [Member]	Jan. 23, 2012 Estimated Fair Values [Member] Valpey-Fisher [Member]
Table reconciles long-lived assets
Beginning balance	$ 84,860	$ 78,213				$ 84,860	$ 78,213
Capital expenditures	13,464	15,574	13,271			13,464	15,574
Capital expenditures to replace property, plant & equipment damaged in Scotland fire	2,859	4,733				2,859	4,733
Fixed assets acquired				6,231	8,635		2,141	6,231
Depreciation expense	(16,600)	(14,900)	(15,100)			(16,587)	(14,942)
Impairment charges	(2,538)					(2,538)
Fixed assets written off due to Thailand flood							(427)
Disposals and write-offs						(2,797)	(223)
Transfers to asset held for sale	(350)
Foreign exchange impact and other						(52)	(209)
Ending balance	$ 93,725	$ 84,860	$ 78,213			$ 93,725	$ 84,860